Warrants (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants: Number of Shares
Outstanding, shares	546,336	2,053,145	1,089,474
Granted	3,166,227		5,374,371
Forfeited/cancelled	(48,395)		(1,089,474)
Exercised	(541,227)	(1,506,809)	(3,321,226)
Oustanding, shares	3,664,168	546,336	2,053,145
Warrants: Exercise price per share
Outstanding, exercise price			$ 4.00
Forfeited/cancelled	$ 3.75
Exercised	0.0001
Warrants: Weighted average exercise price
Outstanding, weighted average exercise price	2.66	$ 2.63	4.00
Granted			2.62
Exercised		2.63	2.62
Temporary Equity, Redemption Price Per Share	1.17	2.66	2.63
Minimum [Member]
Warrants: Exercise price per share
Outstanding, exercise price	2.50	2.50
Granted		0.9475	2.50
Forfeited/cancelled			4.00
Exercised		2.50	2.50
Outstanding, exercise price	0.9475	2.50	2.50
Maximum [Member]
Warrants: Exercise price per share
Outstanding, exercise price	5.00	5.00
Granted			5
Exercised		5.00	5
Outstanding, exercise price	$ 5.00	$ 5.00	$ 5.00